Financial Instruments (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Less: Cash and cash equivalents	R$ (3,130,363)	R$ (4,161,939)	R$ (5,634,623)	R$ (2,678,457)
Adjusted net debt	3,368,419	4,618,794
Equity	23,091,978	25,636,935	R$ 24,191,667	R$ 21,131,225
Capital Management [Member]
Disclosure of fair value measurement of assets [line items]
Less: Cash and cash equivalents	(3,130,363)	(4,161,939)
Adjusted net debt	16,300,052	13,157,422
Equity	R$ 23,091,978	R$ 25,636,935